ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Subsidiaries

At December 31, 2015 and 2014, the subsidiaries of the Company include the following:

Name of Company	Place and date of incorporation/establishment	Attributable equity interest held	Principal activities

Actions Semiconductor Co., Ltd. ("Actions Semiconductor Mauritius")	Republic of Mauritius ("Mauritius") November 16, 2001	100%	Investment holding

Actions Semiconductor Co., Ltd. ("Actions Semiconductor Zhuhai")	PRC December 28, 2001	100%	Design and manufacture of system-on-a-chip products

Actions (Zhuhai) Microelectronics Co., Ltd. ("Actions Microelectronics Zhuhai")	PRC June 5, 2014	100%	Design and manufacture of system-on-a-chip products

Actions (Zhuhai) Technology Co., Ltd. ("Actions Technology Zhuhai")	PRC June 5, 2014	100%	Design and manufacture of system-on-a-chip products

Shanghai Actions Semiconductor Co., Ltd. ("Actions Semiconductor Shanghai ")	PRC March 27, 2008	100%	Design and manufacture of system-on-a-chip products

Actions Technology (HK) Company Limited ("Actions Hong Kong")	Hong Kong January 13, 1999	100%	Trading of system-on-a-chip products

Actions Microelectronics Co., Ltd. ("Actions Microelectronics Hong Kong")	Hong Kong August 17, 2007	100%	Trading of system-on-a-chip products and investment holding

Artek Microelectronics (HK) Co., Limited ("Artek Microelectronics Hong Kong")	Hong Kong January 16, 2006	100%	Trading of system-on-a-chip products and investment holding

Artek Microelectronics Co., Ltd. ("Artek Microelectronics Shenzhen")	PRC March 14, 2006	100%	Design and manufacture of system-on-a-chip products

Actions Capital Investment Inc. ("Actions Capital BVI")	British Virgin Islands February 10, 2006	100%	Investment holding

Actions Capital Investment (Malaysia) Inc. Co., Ltd. ("Actions Malaysia ") (Note)	Republic of Malaysia January 13, 2009	100%	Inactive

Actions Development (HK) Co., Ltd	Hong Kong January 6, 2015	100%	Inactive
Mavrix Technology, Inc. (“Mavrix”)	Cayman Islands June 20, 2006	93.4%	Investment holding

Mavrix Technology (H.K.) Co., Limited (“Mavrix HK”)	Hong Kong August 17, 2007	93.4%	Manufacturing and trading of system-on-a-chip products

Shanghai Mavrix Electronics, Ltd. (“Mavrix Shanghai”)	PRC October 23, 2006	93.4%	Design and manufacture of system-on-a-chip products

Note:  Actions Malaysia was dissolved on October 19, 2015.